Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 — Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”).

Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Subsidiaries are entities in which the Company directly or indirectly controls more than one half of the voting power; or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors.

Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in the consolidated financial statements for detailing the Company’s business segments.

The Company uses the management approach to determine reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the Chief Executive Officer (“CEO”), who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Based on management’s assessment, the Company determined that it has only one operating segment as defined by ASC 280. This is supported by the operational structure of the Company which is designed and managed to share resources across the entire suite of products offered by the business. Such resources include research and development, product design, marketing, operations, and administrative functions.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, equity, revenues, expenses, and the related disclosures at the date of the consolidated financial statements and during the reporting period. Actual results could materially differ from these estimates. There are no significant accounting estimates and assumptions that affect the consolidated financial statements.

Foreign currencies translation and transaction

Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the dates of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at the balance sheet dates.

The reporting currency of the Company is United States Dollars (“US$”) and the accompanying consolidated financial statements have been expressed in US$. The Company’s subsidiaries maintain their books and record in United States Dollars (“US$”) to obviate foreign currency translation.

Fair Value Measurement

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

The Company adopted the guidance of Accounting Standards Codification (“ASC”) 820 for fair value measurements which clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1:	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2:	Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3:	Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The fair value for certain assets and liabilities such as cash and cash equivalents, accounts receivable, other current assets, accounts payable and other current liabilities have been determined to approximate carrying amounts due to the short maturities of these instruments. The Company and its subsidiaries did not have any non-financial assets or liabilities that are measured at fair value on a recurring basis as of December 31, 2025 and 2024.

Cash and Cash Equivalents

Cash and cash equivalent consists of cash on hand and demand deposits placed with banks or other financial institutions which are unrestricted as to withdrawal or use and have original maturities of three months or less.

Accounts Receivable, net

The Company’s accounts receivable are customer obligations due under normal contractual terms and do not bear interest. Historically, the Company monitored outstanding receivables based on factors surrounding the credit risk of specific customers, the aging of its receivables, historical trends, and other information. The allowance for doubtful accounts is estimated based on an assessment of the Company’s ability to collect on customer accounts receivable. There is judgment involved with estimating the allowance for doubtful accounts and if the financial condition of the Company’s customers were to deteriorate, resulting in their inability to make the required payments, the Company may be required to record additional allowances.

On January 1, 2023, the Company adopted ASC 326 Financial Instruments — Credit Losses using a modified retrospective approach, wherein a cumulative-effect adjustment to retained earnings would be recorded as of the adoption date, if material.

In determining the allowance for credit losses, the Company aggregated its receivables if they share similar risk characteristics and assess credit loss on that aggregated basis, then analyzed historical write-offs by comparing historical sales to historical write-offs to calculate the total write-offs over time as a percentage of sales. The Company also reviewed whether the historical write-offs were due to credit-related factors (e.g., bankruptcy or other financial difficulties) or non-credit-related factors (e.g., concessions for service-related issues). Next, the Company considered if there’s a need to adjust historical information to reflect the extent to which management expects current conditions and reasonable and supportable forecasts to differ from the conditions that existed for the period over which historical information was evaluated. The Company’s accounts receivable balances have fairly short contractual terms, generally are determined after negotiating with customers. There is no expectation that meaningful changes would arise over this time period that would create a significant difference in collection patterns. Further, the Company does not expect any changes in its customer base in the future. As such, the Company concluded developing reasonable and supportable forecasts over this period will not be meaningful (in the event the Company experiences and/or expects future write-offs). The Company also considered the reserve methodology in determining the allowance for credit losses by applying the historical write-off rate to the outstanding receivable balances as of a point in time. As the Company has not experienced any losses historically, the Company has determined that its accounts receivable have 0% credit loss rate and as a result, the adoption of ASC 326 did not impact the Company.

As of December 31, 2025 and 2024, the Company did not record an allowance for credit losses accounts. The Company did not record credit losses expense during the years ended December 31, 2025, 2024 and 2023.

Short-term Investment

All highly liquid investments with original maturities between three months and one year are classified as short-term investments. Investments that are expected to be realized in cash during the next twelve months are also included in short-term investments.

The Company accounts for short-term debt investments in accordance with ASC Topic 320, Investments – Debt Securities (“ASC320”). The Company classifies the short-term investments in debt as “held-to-maturity,” “trading” or “available-for-sale,” whose classification determines the respective accounting methods stipulated by ASC 320.

Debt investments that the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost less allowance for credit losses.

Securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities. Unrealized holding gains and losses for trading securities are included in earnings.

Debt investments not classified as trading or as held-to-maturity are classified as available-for-sale debt securities, which are reported at fair value, with unrealized gains and losses recorded in “Accumulated other comprehensive income (loss)” on the consolidated balance sheets.

The allowance for credit losses of the held-to-maturity debt securities reflects the Company’s estimated expected losses over the contractual lives of the held-to-maturity debt securities and is charged to “Other income, net” in the consolidated statements of comprehensive income (loss). Estimated allowances for credit losses are determined by considering reasonable and supportable forecasts of future economic conditions in addition to information about past events and current conditions. As of December 31, 2025, the allowance for credit losses provided for the held-to-maturity debt securities held by the Company was $nil.

Prepayment

Prepayments primarily include prepayment paid to suppliers. Management regularly reviews the aging of such balances and changes in payment and realization trends and records allowances when management believes reception of products or realization of amounts due are at risk. Accounts considered uncollectable are written off against allowances after exhaustive efforts at collection are made. As of December 31, 2025 and 2024, the Company did not record any write-off allowance.

Prepaid and Other Current Assets

Prepaid and other current assets primarily include prepaid expenses paid to service providers. Management regularly reviews the changes in payment trends and records allowances when management believes collection of amounts due are at risk. As of December 31, 2025 and 2024, the Company did not record any write-off allowance.

Deferred Offering Costs

Offering costs consist of underwriting, legal, accounting, registration and other expenses incurred through the balance sheet date that directly related to the IPO. The Company complies with the requirements of Accounting Standards Codification (“ASC”) 340-10-S99-1 and SEC Staff Accounting Bulletin Topic 5A – “Expenses of Offering”. As of December 31, 2025 and 2024, deferred offering costs were nil and $387,440.

Leases

On August 15, 2022, the Company adopted ASC 842, Leases (“ASC 842”), which requires lessees to record right-of-use (“ROU”) assets and related lease obligations on the balance sheet, as well as disclose key information regarding leasing arrangements. ROU assets represent the Company’s right to use an underlying asset for the lease terms and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.

Regarding the short-term lease, we elect the practical expedient to recognize the straight-line lease payments of these leases in the Statement of Operations during the period in which they are incurred without recognizing the ROU assets and the lease liabilities on the balance sheet.

Revenue Recognition

The Company has adopted Accounting Standards Codification (“ASC”) Topic 606 and recognizes revenue when control of the promised goods is transferred to the customers in an amount that reflects the consideration the Company expects to be entitled to receive in exchange for those goods. Revenue recognized when the following 5-step revenue recognition criteria are met:

1)	Identify the request/contract with a customer

2)	Identify the performance obligations in the contract

3)	Determine the transaction price

4)	Allocate the transaction price

5)	Recognize revenue when or as the entity satisfies a performance obligation

Revenue from product sales is recognized at the point in time control of the products is transferred, generally upon the shipping point. The Company’s sales terms provide no right of return outside of a standard quality policy and no sales returns were noted during the year ended December 31, 2025, 2024 and 2023. Payment terms may vary with individual customer’s contracts.

The Company evaluates the criteria of ASC 606 — Revenue Recognition Principal Agent Considerations in determining whether it is appropriate to record the gross amount of product sales and related costs, or the net amount earned as commissions. Generally, when the Company is primarily responsible for fulfilling the promise to provide a specified good or service, the Company is subject to inventory risk before the good or service has been transferred to a customer and the Company has discretion in establishing the price, revenue is recorded at gross.

The following table presents revenue information by geographic locations for year ended December 31, 2025, 2024 and 2023:

	For the year ended December 31,
	2025	2024	2023
European Union	$5,151,103	$5,618,002	$4,660,608
Asia Pacific	1,520,409	509,168	73,395
North America	296,199	110,508	215,437
South America	269,538	1,475,088	1,651,500
Other Regions	1,409,595	472,380	111,050
	$8,646,844	$8,185,146	$6,711,990

Income Taxes

The Company accounts for income taxes under ASC 740 Income Taxes (“ASC 740”). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the consolidated financial statement and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

There is currently no taxation imposed by the Government of the Cayman Islands, BVI and Samoa. The Company’s subsidiaries file income tax returns in their respective jurisdictions. For the period presented, no income tax was noted. Accordingly, no material current or deferred income tax expense has been recognized in the Company’s consolidated financial statements.

Earnings Per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share”. ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Class B shares were excluded from the calculation of earnings per share because they do not possess any economic interests. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the year ended December 31, 2025, 2024 and 2023, there were no dilutive shares.

Cost of Revenues

Cost of revenue is the purchasing of diagnostic products and materials from the Company’s suppliers comprising freight-in, the cost of manufactured goods for sale to customers.

Operating Expenses

Operating expenses consist of selling, general and administrative expenses and research and development expenses. Selling, general and administrative expenses mainly consist of professional, marketing, and salary expenses. Research and development expenses mainly consist of the development, validation, and commercialization of medical devices and assays.

Recent accounting pronouncements

New Accounting Pronouncements

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires that an entity disclose, in the notes to consolidated financial statements, specified information about certain costs and expenses. The amendment in the ASU is intended to enhance the transparency and decision usefulness to better understand the major components of an entity’s income statement. The amendments in this Update are effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact of the update on the consolidated financial statements and related disclosures.

In December 2023, the FASB issued ASU No. 2023-09: Income Taxes (Topic 740) – Improvements to Income Tax Disclosures, which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. The Company expects to adopt ASU 2023-09 for the annual period from the beginning of the fiscal year ended December 31, 2026. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its consolidated financial statements and disclosures.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. The Board is issuing the amendments in this Update to reduce the complexity and cost of estimating credit losses for current accounts receivable and contract assets, while maintaining the relevance and reliability of financial information. Preparers currently apply the CECL model to estimate expected credit losses, which requires consideration of historical loss experience, current economic conditions, and reasonable and supportable forecasts. While this model enhances forward-looking credit loss estimation, stakeholders (especially private companies and nonprofits) have suggested possible improvements to better (1) alleviate the burden of developing and documenting macroeconomic forecasts for short-term assets with minimal exposure to long-term economic volatility, (2) align credit loss estimation with operational realities by leveraging more practical and real-time data, and (3) improve the accuracy of loss estimates while reducing unnecessary complexity in the accounting process. The Board decided that the amendments should be effective for all entities for annual periods beginning after December 15, 2025, including interim periods within those fiscal years, and early adoption is permitted for financial statements not yet issued or made available for issuance. The Company is currently evaluating the impact of the update on the consolidated financial statements and related disclosures.

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The new standard is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU No. 2023-07 effective for its Annual Report on Form 20-F for the year ended December 31, 2024 and subsequent interim periods. Since ASU No. 2023-07 addresses only disclosures, the adoption of ASU No. 2023-07 did not have a significant impact on its consolidated financial statements. For additional information, see Note 2, “Revenue Recognition”. Management does not believe that any other recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on our financial statements.

Except for the above-mentioned pronouncement, there are no new recently issued accounting standards that will have a material impact on the consolidated financial statements.

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The financial statements may therefore not be comparable to those of companies that comply with such new or revised accounting standards.